Condensed Financial Information of Registrant - Additional Information (Detail) - Aegon N.V [member] - Business combinations [member] - EUR (€) € in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed financial information of registrant [line items]
Dividends	€ 1.0	€ 1.0	€ 0.8
Capital contributions	€ 0.1	€ 0.1	€ 0.2